Significant accounting policies (Details) - Consolidation, Eliminations [Member] $ in Thousands	Aug. 12, 2014 USD ($)
Eliminated Liabilities [Line Items]
Eliminations Of Equity	$ 45,799
Promissory note 1 [Member]
Eliminated Liabilities [Line Items]
Note Accrued Interest Transferred to Partnership	(1,684)
Promissory note 2 [Member]
Eliminated Liabilities [Line Items]
Note Accrued Interest Transferred to Partnership	(2,947)
Promissory note 3 [Member]
Eliminated Liabilities [Line Items]
Note Accrued Interest Transferred to Partnership	$ (41,168)